FPA Paramount Fund, Inc.
FPA Paramount Fund, Inc.

FPA PARAMOUNT FUND, INC.
SUPPLEMENT DATED NOVEMBER 15, 2013, TO PROSPECTUS DATED JANUARY 30, 2013

On November 15, 2013, shareholders of FPA Paramount Fund, Inc. (the "Fund") approved each proposal presented to them at the special meeting of shareholders held that day. Shareholders approved: (1) a new Investment Advisory Agreement, (2) changing the Fund from a diversified fund to a non-diversified fund, (3) updating certain fundamental investment policies of the Fund, and eliminating certain other fundamental policies that are not required by law or were more restrictive than the law requires, and (4) changing the Fund's investment objective from a fundamental policy to a non-fundamental policy.

The Fund's Prospectus is revised as described below:

1.  The fee table in the summary portion of the Fund's Prospectus under the heading "Fees and Expenses of the Fund" is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		FPA Paramount Fund, Inc.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)		none
Redemption Fee (as a percentage of amount redeemed)	[1]	2.00%
Exchange Fee		none
[1]	Redemptions by wire are subject to a $3.50 charge per wire. Your broker-dealer may charge you a fee for redemptions.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses		FPA Paramount Fund, Inc.
Management Fees	[1]	1.00%
Distribution (12b-1) Fees		none
Other Expenses		0.26%
Other Expenses		0.16%
Financial Services		0.10%
Total Annual Fund Operating Expenses		1.26%
[1]	Management Fees are restated reflecting the fee under the Investment Advisory Agreement approved on November 15, 2013.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	FPA Paramount Fund, Inc.
One year	128
Three years	400
Five years	692
Ten years	1,523

3. The following is added to the section in the summary portion of the Fund's Prospectus entitled "Principal Investment Risks" and to the section of the Fund's Prospectus entitled "Principal Investment Risks" under the section "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS":

Risks Associated with Non-Diversification. The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.